EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated August 6, 2015 to the Prospectus of The EAFE Choice Fund, a series of Baillie Gifford Funds, dated May 1, 2015, filed with the Securities and Exchange Commission on August 6, 2015 under Rule 497(e) (SEC Accession No. (0001104659-15-057210).